Quarterly Holdings Report
for
Fidelity® U.S. Equity Central Fund
September 30, 2021
USE-NPRT1-1121
1.9900195.101
Common Stocks - 97.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 10.8%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	1,154,900	31,193,849
Deutsche Telekom AG	2,924,787	58,654,256
Liberty Global PLC Class C (a)	2,306,118	67,938,236
		157,786,341
Entertainment - 2.1%
Activision Blizzard, Inc.	733,625	56,775,239
Cinemark Holdings, Inc. (a)(b)	1,043,900	20,053,319
Electronic Arts, Inc.	535,696	76,202,756
Lions Gate Entertainment Corp.:
Class A (a)(b)	113,100	1,604,889
Class B (a)	812,926	10,568,038
Live Nation Entertainment, Inc. (a)(b)	142,939	13,026,031
Marcus Corp. (a)(b)	556,800	9,716,160
Netflix, Inc. (a)	136,205	83,131,360
Sea Ltd. ADR (a)	224,300	71,491,139
Take-Two Interactive Software, Inc. (a)	55,060	8,483,094
The Walt Disney Co. (a)	788,720	133,427,762
World Wrestling Entertainment, Inc. Class A (b)	289,724	16,299,872
Zynga, Inc. (a)	8,175,088	61,558,413
		562,338,072
Interactive Media & Services - 6.9%
Alphabet, Inc. Class A (a)	442,420	1,182,818,718
Angi, Inc. (a)(b)	1,259,932	15,547,561
Facebook, Inc. Class A (a)	1,754,725	595,536,118
IAC (a)	19,000	2,475,510
Snap, Inc. Class A (a)	1,219,700	90,099,239
Twitter, Inc. (a)	175,400	10,592,406
Vimeo, Inc.	69,972	2,055,078
		1,899,124,630
Media - 0.7%
Advantage Solutions, Inc. Class A (a)	603,700	5,222,005
Altice U.S.A., Inc. Class A (a)	1,169,500	24,232,040
Comcast Corp. Class A	2,332,682	130,466,904
DISH Network Corp. Class A (a)	97,763	4,248,780
News Corp. Class A	982,600	23,120,578
S4 Capital PLC (a)	936,100	10,631,708
TechTarget, Inc. (a)	35,100	2,892,942
		200,814,957
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (a)	1,000,438	127,815,959
TOTAL COMMUNICATION SERVICES		2,947,879,959
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 0.0%
Adient PLC (a)	219,313	9,090,524
Automobiles - 0.9%
Ferrari NV	59,191	12,378,022
Tesla, Inc. (a)	292,250	226,634,030
		239,012,052
Diversified Consumer Services - 0.0%
Grand Canyon Education, Inc. (a)	47,295	4,160,068
Hotels, Restaurants & Leisure - 2.4%
Airbnb, Inc. Class A	113,600	19,056,400
ARAMARK Holdings Corp.	346,000	11,369,560
Booking Holdings, Inc. (a)	32,200	76,438,614
Caesars Entertainment, Inc. (a)	637,686	71,599,384
Chipotle Mexican Grill, Inc. (a)	13,927	25,312,601
Churchill Downs, Inc.	147,750	35,471,820
Compass Group PLC (a)	655,900	13,413,924
Domino's Pizza, Inc.	28,600	13,641,056
Expedia, Inc. (a)	190,200	31,173,780
Flutter Entertainment PLC (a)	184,800	36,349,510
Hilton Worldwide Holdings, Inc. (a)	410,771	54,266,957
Lindblad Expeditions Holdings (a)	420,249	6,131,433
Marriott International, Inc. Class A (a)	344,600	51,031,814
Marriott Vacations Worldwide Corp.	100,170	15,759,746
McDonald's Corp.	52,409	12,636,334
Noodles & Co. (a)	1,089,035	12,850,613
Penn National Gaming, Inc. (a)	421,400	30,534,644
Planet Fitness, Inc. (a)	176,832	13,890,154
Restaurant Brands International, Inc. (b)	233,100	14,281,194
Ruth's Hospitality Group, Inc. (a)	197,743	4,095,258
Starbucks Corp.	611,037	67,403,491
Vail Resorts, Inc.	49,079	16,394,840
Wyndham Hotels & Resorts, Inc.	150,500	11,617,095
		644,720,222
Household Durables - 0.3%
D.R. Horton, Inc.	284,520	23,891,144
Lennar Corp. Class A	352,476	33,019,952
Purple Innovation, Inc. (a)	402,525	8,461,076
Tempur Sealy International, Inc.	199,300	9,249,513
Tupperware Brands Corp. (a)	56,309	1,189,246
		75,810,931
Internet & Direct Marketing Retail - 3.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	30,000	4,441,500
Amazon.com, Inc. (a)	255,242	838,480,180
Deliveroo PLC (a)	676,600	2,610,129
Deliveroo PLC Class A (a)(c)	765,800	2,962,947
eBay, Inc.	414,100	28,850,347
Farfetch Ltd. Class A (a)	303,200	11,363,936
Global-e Online Ltd.	64,800	4,652,640
MercadoLibre, Inc. (a)	13,400	22,503,960
The RealReal, Inc. (a)	740,324	9,757,470
Wayfair LLC Class A (a)	40,118	10,250,550
		935,873,659
Multiline Retail - 0.6%
B&M European Value Retail SA	570,252	4,524,046
Dollar General Corp.	246,661	52,326,665
Dollar Tree, Inc. (a)	247,437	23,684,670
Kohl's Corp.	254,800	11,998,532
Nordstrom, Inc. (a)	391,000	10,341,950
Ollie's Bargain Outlet Holdings, Inc. (a)	284,959	17,177,329
Target Corp.	169,000	38,662,130
		158,715,322
Specialty Retail - 2.1%
Academy Sports & Outdoors, Inc.	199,500	7,983,990
American Eagle Outfitters, Inc.	1,363,811	35,186,324
Aritzia, Inc. (a)	183,600	5,844,586
Bath & Body Works, Inc.	193,974	12,226,181
Burlington Stores, Inc. (a)	231,773	65,723,870
Carvana Co. Class A (a)	63,310	19,090,497
Dick's Sporting Goods, Inc.	124,318	14,889,567
Five Below, Inc. (a)	110,329	19,507,270
Floor & Decor Holdings, Inc. Class A (a)	212,516	25,669,808
Lowe's Companies, Inc.	463,130	93,950,552
Ross Stores, Inc.	335,047	36,469,866
Sally Beauty Holdings, Inc. (a)	296,500	4,996,025
The Home Depot, Inc.	472,913	155,238,421
TJX Companies, Inc.	557,686	36,796,122
Torrid Holdings, Inc. (b)	204,596	3,156,916
Ulta Beauty, Inc. (a)	58,300	21,041,636
Victoria's Secret & Co.	149,455	8,258,883
		566,030,514
Textiles, Apparel & Luxury Goods - 2.0%
adidas AG	46,114	14,491,628
Canada Goose Holdings, Inc. (a)	110,000	3,928,075
Capri Holdings Ltd. (a)	2,035,605	98,543,638
Crocs, Inc. (a)	28,700	4,117,876
Deckers Outdoor Corp. (a)	108,117	38,943,743
G-III Apparel Group Ltd. (a)	366,379	10,368,526
Hermes International SCA	3,600	4,967,044
Kontoor Brands, Inc. (b)	173,021	8,642,399
Levi Strauss & Co. Class A	511,726	12,542,404
lululemon athletica, Inc. (a)	127,562	51,624,341
LVMH Moet Hennessy Louis Vuitton SE	22,991	16,467,631
NIKE, Inc. Class B	886,952	128,812,039
On Holding AG	43,500	1,310,655
PVH Corp. (a)	648,972	66,707,832
Ralph Lauren Corp.	156,970	17,429,949
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	105,500	4,443,660
Tapestry, Inc.	1,998,410	73,981,138
		557,322,578
TOTAL CONSUMER DISCRETIONARY		3,190,735,870
CONSUMER STAPLES - 5.5%
Beverages - 1.6%
Boston Beer Co., Inc. Class A (a)	9,700	4,944,575
Coca-Cola Bottling Co. Consolidated	1,800	709,524
Constellation Brands, Inc. Class A (sub. vtg.)	106,766	22,494,529
Diageo PLC	255,774	12,383,300
Keurig Dr. Pepper, Inc.	1,274,701	43,543,786
Molson Coors Beverage Co. Class B	75,000	3,478,500
Monster Beverage Corp. (a)	717,778	63,760,220
PepsiCo, Inc.	423,700	63,728,717
The Coca-Cola Co.	4,031,791	211,548,074
		426,591,225
Food & Staples Retailing - 0.7%
BJ's Wholesale Club Holdings, Inc. (a)	441,246	24,233,230
Costco Wholesale Corp.	20,500	9,211,675
Grocery Outlet Holding Corp. (a)(b)	202,500	4,367,925
Performance Food Group Co. (a)	370,257	17,202,140
Sovos Brands, Inc.	323,900	4,518,405
Sysco Corp.	75,400	5,918,900
U.S. Foods Holding Corp. (a)	1,404,011	48,663,021
Walgreens Boots Alliance, Inc.	16,500	776,325
Walmart, Inc.	573,400	79,920,492
		194,812,113
Food Products - 0.9%
Bunge Ltd.	154,200	12,539,544
Conagra Brands, Inc.	386,400	13,087,368
Darling Ingredients, Inc. (a)	103,600	7,448,840
JDE Peet's BV	159,000	4,750,100
Laird Superfood, Inc.	142,000	2,709,360
Lamb Weston Holdings, Inc.	722,075	44,313,743
McCormick & Co., Inc. (non-vtg.)	120,300	9,747,909
Mondelez International, Inc.	1,616,612	94,054,486
Post Holdings, Inc. (a)	75,100	8,273,016
Sanderson Farms, Inc.	1,200	225,840
TreeHouse Foods, Inc. (a)	835,503	33,319,860
Tyson Foods, Inc. Class A	168,700	13,317,178
		243,787,244
Household Products - 1.4%
Energizer Holdings, Inc.	559,715	21,856,871
Kimberly-Clark Corp.	517,300	68,511,212
Procter & Gamble Co.	1,749,793	244,621,061
Reckitt Benckiser Group PLC	56,063	4,404,321
Reynolds Consumer Products, Inc.	1,070,920	29,278,953
The Clorox Co.	112,200	18,581,442
		387,253,860
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	3,900	1,169,727
Herbalife Nutrition Ltd. (a)	607,913	25,763,353
Olaplex Holdings, Inc.	271,600	5,703,600
Shiseido Co. Ltd.	47,500	3,192,450
The Beauty Health Co.	200,000	5,194,000
The Beauty Health Co. (a)(d)	600,000	15,582,000
The Honest Co., Inc. (a)	342,440	3,376,801
		59,981,931
Tobacco - 0.7%
Altria Group, Inc.	2,044,467	93,064,138
Philip Morris International, Inc.	989,053	93,752,334
RLX Technology, Inc. ADR (b)	1,127,200	5,094,944
		191,911,416
TOTAL CONSUMER STAPLES		1,504,337,789
ENERGY - 2.7%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	966,654	23,905,353
Halliburton Co.	1,759,400	38,038,228
Liberty Oilfield Services, Inc. Class A (a)	573,200	6,952,916
Oceaneering International, Inc. (a)	882,900	11,760,228
Schlumberger Ltd.	149,100	4,419,324
		85,076,049
Oil, Gas & Consumable Fuels - 2.4%
Africa Oil Corp. (a)	7,460,876	10,249,427
Antero Resources Corp. (a)	575,900	10,832,679
Canadian Natural Resources Ltd.	1,653,659	60,461,826
Cheniere Energy, Inc.	380,478	37,161,286
ConocoPhillips Co.	269,100	18,236,907
Denbury, Inc. (a)	68,900	4,840,225
Exxon Mobil Corp.	3,857,038	226,870,975
Genesis Energy LP	519,531	5,179,724
Harbour Energy PLC (a)	1,606,900	7,843,087
Hess Corp.	1,001,275	78,209,590
Imperial Oil Ltd. (b)	441,600	13,956,457
MEG Energy Corp. (a)	6,637,700	51,829,191
Murphy Oil Corp.	1,051,000	26,243,470
National Energy Services Reunited Corp. (a)	159,800	2,000,696
Phillips 66 Co.	529,959	37,113,029
Range Resources Corp. (a)	427,100	9,665,273
Targa Resources Corp.	292,400	14,389,004
Tourmaline Oil Corp.	533,500	18,638,382
Valero Energy Corp.	234,586	16,554,734
Whiting Petroleum Corp. (a)	87,300	5,099,193
		655,375,155
TOTAL ENERGY		740,451,204
FINANCIALS - 11.3%
Banks - 4.6%
Bank Ireland Group PLC (a)	4,162,700	24,688,112
Bank of America Corp.	5,698,530	241,902,599
BNP Paribas SA (b)	337,032	21,563,545
Citizens Financial Group, Inc.	1,218,743	57,256,546
Comerica, Inc.	331,224	26,663,532
First Horizon National Corp.	2,001,694	32,607,595
JPMorgan Chase & Co.	875,141	143,251,830
M&T Bank Corp.	526,539	78,633,334
NatWest Group PLC	2,335,043	7,039,822
Piraeus Financial Holdings SA (a)	4,230,802	6,808,785
PNC Financial Services Group, Inc.	688,367	134,672,120
Signature Bank	106,389	28,967,597
Societe Generale Series A	1,381,143	43,250,312
Standard Chartered PLC (United Kingdom)	4,854,582	28,378,816
Starling Bank Ltd. Series D (a)(e)	4,618,325	8,054,392
SVB Financial Group (a)	65,400	42,305,952
UniCredit SpA	1,614,815	21,369,956
Wells Fargo & Co.	6,011,096	278,974,965
Wintrust Financial Corp.	317,895	25,549,221
		1,251,939,031
Capital Markets - 3.1%
Bank of New York Mellon Corp.	3,442,561	178,462,362
BlackRock, Inc. Class A	150,154	125,928,154
Brookfield Asset Management, Inc. Class A	537,633	28,768,742
Cboe Global Markets, Inc.	356,556	44,163,026
CME Group, Inc.	223,600	43,239,768
Goldman Sachs Group, Inc.	100,705	38,069,511
Hamilton Lane, Inc. Class A	162,990	13,824,812
Intercontinental Exchange, Inc.	832,900	95,633,578
Lazard Ltd. Class A	439,747	20,140,413
Morgan Stanley	1,071,302	104,248,398
Patria Investments Ltd.	1,137,338	18,572,730
State Street Corp.	897,368	76,025,017
StepStone Group, Inc. Class A	976,650	41,644,356
Virtu Financial, Inc. Class A	413,756	10,108,059
		838,828,926
Consumer Finance - 1.5%
Ally Financial, Inc.	394,294	20,128,709
American Express Co.	698,453	117,011,831
Capital One Financial Corp.	1,286,506	208,375,377
OneMain Holdings, Inc.	1,425,411	78,867,991
		424,383,908
Diversified Financial Services - 0.1%
Ant International Co. Ltd. Class C (a)(d)(e)	3,805,376	11,111,698
Jumo World Ltd. (e)	998	7,500,699
Voya Financial, Inc.	312,201	19,166,019
		37,778,416
Insurance - 1.7%
AIA Group Ltd.	685,400	7,885,121
Arch Capital Group Ltd. (a)	878,759	33,551,019
Arthur J. Gallagher & Co.	414,020	61,544,073
Hartford Financial Services Group, Inc.	1,327,915	93,286,029
Marsh & McLennan Companies, Inc.	563,491	85,329,442
Prudential PLC (a)	584,354	11,339,638
Reinsurance Group of America, Inc.	203,700	22,663,662
The Travelers Companies, Inc.	1,016,922	154,582,313
		470,181,297
Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd.	870,133	38,294,553
MGIC Investment Corp.	2,154,262	32,227,760
Mr. Cooper Group, Inc. (a)	20	823
		70,523,136
TOTAL FINANCIALS		3,093,634,714
HEALTH CARE - 13.1%
Biotechnology - 2.9%
ADC Therapeutics SA (a)	350,738	9,526,044
Agios Pharmaceuticals, Inc. (a)	350,000	16,152,500
Alnylam Pharmaceuticals, Inc. (a)	360,000	67,971,600
Ambrx Biopharma, Inc. ADR	170,350	2,299,725
Arcutis Biotherapeutics, Inc. (a)	296,100	7,073,829
Argenx SE ADR (a)	240,000	72,480,000
Ascendis Pharma A/S sponsored ADR (a)	340,000	54,192,600
Atara Biotherapeutics, Inc. (a)	600,000	10,740,000
Avid Bioservices, Inc. (a)	420,000	9,059,400
BeiGene Ltd. ADR (a)	40,000	14,520,000
BioAtla, Inc.	280,000	8,243,200
Blueprint Medicines Corp. (a)	67,980	6,989,024
Celldex Therapeutics, Inc. (a)	128,000	6,910,720
Century Therapeutics, Inc.	280,000	7,044,800
Cerevel Therapeutics Holdings (a)	360,000	10,620,000
Cytokinetics, Inc. (a)	420,000	15,010,800
Denali Therapeutics, Inc. (a)	185,000	9,333,250
Erasca, Inc.	529,695	11,240,128
Exelixis, Inc. (a)	620,000	13,106,800
Fate Therapeutics, Inc. (a)	140,000	8,297,800
Forma Therapeutics Holdings, Inc. (a)	250,000	5,797,500
Generation Bio Co. (a)	300,000	7,521,000
Graphite Bio, Inc.	300,000	4,917,000
Imago BioSciences, Inc.	112,200	2,247,366
Innovent Biologics, Inc. (a)(c)	2,250,000	21,668,067
Instil Bio, Inc.	280,000	5,005,000
Intellia Therapeutics, Inc. (a)	75,000	10,061,250
Janux Therapeutics, Inc.	194,100	4,198,383
Keros Therapeutics, Inc. (a)	160,000	6,329,600
Kinnate Biopharma, Inc.	100,000	2,302,000
Kura Oncology, Inc. (a)	440,000	8,241,200
Kymera Therapeutics, Inc. (a)	160,000	9,398,400
Mirati Therapeutics, Inc. (a)	200,000	35,382,000
Nuvalent, Inc. Class A	200,000	4,510,000
ORIC Pharmaceuticals, Inc. (a)	250,000	5,227,500
Passage Bio, Inc. (a)	260,000	2,589,600
Poseida Therapeutics, Inc. (a)	616,991	4,497,864
Prelude Therapeutics, Inc.	310,000	9,687,500
PTC Therapeutics, Inc. (a)	400,000	14,884,000
Regeneron Pharmaceuticals, Inc. (a)	136,000	82,304,480
Relay Therapeutics, Inc. (a)	380,000	11,981,400
Repare Therapeutics, Inc. (a)	175,600	4,607,744
Revolution Medicines, Inc.	300,000	8,253,000
Sarepta Therapeutics, Inc. (a)	280,000	25,894,400
Scholar Rock Holding Corp. (a)	69,481	2,294,263
Shattuck Labs, Inc.	322,600	6,574,588
Stoke Therapeutics, Inc. (a)	200,000	5,088,000
Taysha Gene Therapies, Inc.	160,000	2,979,200
TG Therapeutics, Inc. (a)	990,000	32,947,200
Twist Bioscience Corp. (a)	128,000	13,692,160
uniQure B.V. (a)	228,000	7,298,280
Vaxcyte, Inc.	280,000	7,103,600
Xencor, Inc. (a)	450,000	14,697,000
Zai Lab Ltd. (a)	90,000	9,644,440
Zentalis Pharmaceuticals, Inc. (a)	430,000	28,655,200
Zymeworks, Inc. (a)	340,000	9,873,600
		799,166,005
Health Care Equipment & Supplies - 3.0%
Boston Scientific Corp. (a)	4,850,000	210,441,500
Danaher Corp.	680,000	207,019,200
DexCom, Inc. (a)	28,000	15,312,080
Envista Holdings Corp. (a)	600,000	25,086,000
Hologic, Inc. (a)	500,000	36,905,000
Insulet Corp. (a)	390,000	110,849,700
Intuitive Surgical, Inc. (a)	28,000	27,836,200
Masimo Corp. (a)	128,000	34,650,880
Outset Medical, Inc.	300,000	14,832,000
Penumbra, Inc. (a)	402,090	107,156,985
PROCEPT BioRobotics Corp.	72,033	2,748,059
Tandem Diabetes Care, Inc. (a)	228,000	27,218,640
		820,056,244
Health Care Providers & Services - 3.7%
agilon health, Inc.	740,000	19,395,400
Alignment Healthcare, Inc.	1,080,000	17,258,400
Cano Health, Inc. (a)(b)	1,180,000	14,962,400
Cano Health, Inc. (d)	1,800,000	22,824,000
Centene Corp. (a)	1,500,000	93,465,000
Cigna Corp.	775,000	155,124,000
Guardant Health, Inc. (a)	218,000	27,252,180
HCA Holdings, Inc.	300,000	72,816,000
Humana, Inc.	500,000	194,575,000
LifeStance Health Group, Inc.	700,000	10,150,000
Oak Street Health, Inc. (a)	750,000	31,897,500
Rede D'Oregon Sao Luiz SA (c)	2,000,000	24,940,550
Surgery Partners, Inc. (a)	270,000	11,431,800
UnitedHealth Group, Inc.	825,000	322,360,500
		1,018,452,730
Health Care Technology - 0.4%
Castlight Health, Inc. (a)	689,200	1,082,044
Castlight Health, Inc. Class B (a)	1,000,000	1,570,000
Definitive Healthcare Corp.	170,000	7,281,100
Doximity, Inc.	45,000	3,631,500
Evolent Health, Inc. (a)	500,000	15,500,000
Health Catalyst, Inc. (a)	495,000	24,754,950
Inspire Medical Systems, Inc. (a)	100,000	23,288,000
Medlive Technology Co. Ltd. (c)	1,000,000	4,788,077
Phreesia, Inc. (a)	292,000	18,016,400
		99,912,071
Life Sciences Tools & Services - 1.4%
10X Genomics, Inc. (a)	325,000	47,313,500
Avantor, Inc. (a)	220,000	8,998,000
Bio-Rad Laboratories, Inc. Class A (a)	88,000	65,643,600
Bruker Corp.	600,000	46,860,000
Charles River Laboratories International, Inc. (a)	72,000	29,712,240
Eden Biologics, Inc. (a)(e)	1,008,062	0
Lonza Group AG	67,000	50,257,357
Maravai LifeSciences Holdings, Inc.	320,000	15,705,600
Olink Holding AB ADR (a)	300,000	7,275,000
Seer, Inc. Class A (d)	151,545	5,232,849
Stevanato Group SpA	440,000	11,136,400
Thermo Fisher Scientific, Inc.	184,000	105,124,720
		393,259,266
Pharmaceuticals - 1.7%
Arvinas Holding Co. LLC (a)	272,518	22,395,529
AstraZeneca PLC (United Kingdom)	620,000	74,720,997
Atea Pharmaceuticals, Inc.	140,000	4,908,400
Bristol-Myers Squibb Co.	540,000	31,951,800
Chime Biologics Ltd. (a)(e)	1,008,062	525,029
Eli Lilly & Co.	760,000	175,598,000
Nektar Therapeutics (a)	700,000	12,572,000
Pharvaris BV	260,000	4,485,000
Pliant Therapeutics, Inc. (a)	359,501	6,068,377
Revance Therapeutics, Inc. (a)	240,000	6,686,400
Roche Holding AG (participation certificate)	195,000	71,169,145
Royalty Pharma PLC	1,040,000	37,585,600
UCB SA	80,000	8,958,183
		457,624,460
TOTAL HEALTH CARE		3,588,470,776
INDUSTRIALS - 9.0%
Aerospace & Defense - 1.0%
Axon Enterprise, Inc. (a)	86,500	15,139,230
HEICO Corp. Class A	133,161	15,770,257
L3Harris Technologies, Inc.	224,810	49,512,154
Raytheon Technologies Corp.	748,798	64,366,676
The Boeing Co. (a)	546,900	120,285,186
		265,073,503
Air Freight & Logistics - 0.0%
Air Transport Services Group, Inc. (a)	531,700	13,723,177
Airlines - 0.2%
JetBlue Airways Corp. (a)	3,018,600	46,154,394
Building Products - 1.4%
Carlisle Companies, Inc.	359,578	71,480,511
Fortune Brands Home & Security, Inc.	1,066,476	95,364,284
The AZEK Co., Inc. (a)	2,140,800	78,203,424
Trane Technologies PLC	737,810	127,382,897
		372,431,116
Commercial Services & Supplies - 0.5%
Cintas Corp.	162,028	61,677,578
Copart, Inc. (a)	61,602	8,545,429
CoreCivic, Inc. (a)	465,600	4,143,840
Waste Connections, Inc. (United States)	597,272	75,214,463
		149,581,310
Electrical Equipment - 0.5%
AMETEK, Inc.	950,732	117,900,275
Plug Power, Inc. (a)(b)	243,000	6,206,220
Regal Beloit Corp.	103,500	15,560,190
		139,666,685
Industrial Conglomerates - 0.6%
Honeywell International, Inc.	287,813	61,096,944
Roper Technologies, Inc.	209,600	93,508,848
		154,605,792
Machinery - 2.5%
AGCO Corp.	720,800	88,319,624
Caterpillar, Inc.	740,183	142,092,931
Chart Industries, Inc. (a)(b)	379,500	72,526,245
Columbus McKinnon Corp. (NY Shares)	550,800	26,631,180
Deere & Co.	342,200	114,660,954
Fortive Corp.	1,339,994	94,563,377
IDEX Corp.	303,971	62,906,798
ITT, Inc.	410,600	35,245,904
Otis Worldwide Corp.	604,549	49,742,292
		686,689,305
Marine - 0.0%
Eagle Bulk Shipping, Inc. (a)	166,500	8,394,930
Genco Shipping & Trading Ltd.	332,000	6,683,160
		15,078,090
Professional Services - 0.5%
IHS Markit Ltd.	597,354	69,663,423
TransUnion Holding Co., Inc.	506,795	56,918,146
		126,581,569
Road & Rail - 1.8%
CSX Corp.	3,312,678	98,519,044
Landstar System, Inc.	355,985	56,181,553
Lyft, Inc. (a)	251,200	13,461,808
Old Dominion Freight Lines, Inc.	483,583	138,295,066
TuSimple Holdings, Inc. (a)	283,100	10,511,503
Uber Technologies, Inc. (a)	2,437,012	109,178,138
Union Pacific Corp.	295,916	58,002,495
		484,149,607
Trading Companies & Distributors - 0.0%
Air Lease Corp. Class A	164,400	6,467,496
TOTAL INDUSTRIALS		2,460,202,044
INFORMATION TECHNOLOGY - 25.3%
Communications Equipment - 0.2%
Cisco Systems, Inc.	981,600	53,428,488
Electronic Equipment & Components - 0.5%
Cognex Corp.	261,122	20,947,207
Corning, Inc.	1,285,277	46,899,758
TE Connectivity Ltd.	336,441	46,166,434
Teledyne Technologies, Inc. (a)	30,600	13,145,148
Trimble, Inc. (a)	129,453	10,647,509
		137,806,056
IT Services - 4.5%
Akamai Technologies, Inc. (a)	507,305	53,059,030
Capgemini SA	526,317	109,145,936
Cognizant Technology Solutions Corp. Class A	1,707,977	126,748,973
Cyxtera Technologies, Inc. (a)(d)	319,903	2,959,103
Cyxtera Technologies, Inc. Class A	545,400	5,044,950
DXC Technology Co. (a)	209,483	7,040,724
ExlService Holdings, Inc. (a)	157,066	19,337,966
Flywire Corp. (a)	55,400	2,428,736
Gartner, Inc. (a)	134,035	40,730,556
Global Payments, Inc.	549,179	86,539,627
GoDaddy, Inc. (a)	695,500	48,476,350
Marqeta, Inc. Class A	119,400	2,641,128
MasterCard, Inc. Class A	437,500	152,110,000
MongoDB, Inc. Class A (a)	157,100	74,074,221
PayPal Holdings, Inc. (a)	731,952	190,461,230
Repay Holdings Corp. (a)	1,304,171	30,035,058
Snowflake Computing, Inc.	64,200	19,416,006
StoneCo Ltd. Class A (a)	184,200	6,395,424
Thoughtworks Holding, Inc.	95,400	2,738,934
Twilio, Inc. Class A (a)	111,100	35,446,455
Visa, Inc. Class A	900,300	200,541,825
Wix.com Ltd. (a)	111,700	21,889,849
		1,237,262,081
Semiconductors & Semiconductor Equipment - 2.4%
Analog Devices, Inc.	1,260,061	211,035,016
Intel Corp.	1,380,100	73,531,728
Lam Research Corp.	20,000	11,383,000
Marvell Technology, Inc.	437,044	26,358,124
Microchip Technology, Inc.	602,752	92,516,404
Micron Technology, Inc.	2,068,211	146,801,617
ON Semiconductor Corp. (a)	228,500	10,458,445
Skyworks Solutions, Inc.	223,263	36,789,277
Xilinx, Inc.	358,800	54,175,212
		663,048,823
Software - 12.0%
Adobe, Inc. (a)	538,049	309,765,570
Alteryx, Inc. Class A (a)	187,900	13,735,490
Anaplan, Inc. (a)	1,211,200	73,749,968
Aspen Technology, Inc. (a)	217,400	26,696,720
Autodesk, Inc. (a)	437,832	124,856,551
Blackbaud, Inc. (a)	299,200	21,048,720
Ceridian HCM Holding, Inc. (a)	487,200	54,868,464
Citrix Systems, Inc.	65,040	6,983,345
Constellation Software, Inc.	14,690	24,066,038
Coupa Software, Inc. (a)	131,400	28,800,252
Elastic NV (a)	381,900	56,899,281
HubSpot, Inc. (a)	57,304	38,742,661
Micro Focus International PLC	959,094	5,275,332
Microsoft Corp.	5,910,859	1,666,389,364
Mimecast Ltd. (a)(b)	239,000	15,200,400
Momentive Global, Inc. (a)	416,400	8,161,440
New Relic, Inc. (a)	184,600	13,248,742
NortonLifeLock, Inc.	1,975,010	49,967,753
Palo Alto Networks, Inc. (a)	218,330	104,580,070
PTC, Inc. (a)	451,757	54,115,971
Salesforce.com, Inc. (a)	1,288,738	349,531,520
Smartsheet, Inc. (a)	85,700	5,897,874
Tenable Holdings, Inc. (a)	886,500	40,903,110
Workday, Inc. Class A (a)	399,789	99,903,273
Workiva, Inc. (a)	68,500	9,655,760
Zendesk, Inc. (a)	569,700	66,307,383
Zoom Video Communications, Inc. Class A (a)	107,400	28,085,100
		3,297,436,152
Technology Hardware, Storage & Peripherals - 5.7%
Apple, Inc.	10,785,332	1,526,124,478
Western Digital Corp. (a)	423,814	23,920,062
		1,550,044,540
TOTAL INFORMATION TECHNOLOGY		6,939,026,140
MATERIALS - 2.7%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	125,189	32,062,155
Albemarle Corp. U.S.	85,400	18,700,038
Ashland Global Holdings, Inc.	42,300	3,769,776
CF Industries Holdings, Inc.	297,000	16,578,540
Corteva, Inc.	547,200	23,026,176
DuPont de Nemours, Inc.	224,407	15,257,432
Eastman Chemical Co.	48,500	4,885,890
Ecolab, Inc.	148,301	30,938,555
Element Solutions, Inc.	636,200	13,792,816
FMC Corp.	81,952	7,503,525
Huntsman Corp.	228,600	6,764,274
Innospec, Inc.	32,050	2,699,251
International Flavors & Fragrances, Inc.	164,520	21,999,614
Linde PLC	284,900	83,583,962
Livent Corp. (a)(b)	274,400	6,341,384
LyondellBasell Industries NV Class A	177,000	16,611,450
Nutrien Ltd.	269,400	17,485,689
Olin Corp.	560,284	27,033,703
PPG Industries, Inc.	130,800	18,705,708
RPM International, Inc.	89,100	6,918,615
Sherwin-Williams Co.	141,883	39,688,932
The Mosaic Co.	300,700	10,741,004
The Scotts Miracle-Gro Co. Class A	12,200	1,785,592
Tronox Holdings PLC	1,347,200	33,208,480
Wacker Chemie AG	39,400	7,329,037
		467,411,598
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	53,622	18,321,565
Summit Materials, Inc. (a)	179,540	5,739,894
Vulcan Materials Co.	111,500	18,861,340
		42,922,799
Containers & Packaging - 0.2%
Aptargroup, Inc.	67,500	8,056,125
Avery Dennison Corp.	71,500	14,815,515
Ball Corp.	207,800	18,695,766
Crown Holdings, Inc.	126,595	12,758,244
Packaging Corp. of America	48,500	6,665,840
		60,991,490
Metals & Mining - 0.6%
Alcoa Corp. (a)	130,500	6,386,670
Cleveland-Cliffs, Inc. (a)	433,000	8,577,730
Commercial Metals Co.	302,756	9,221,948
First Quantum Minerals Ltd.	509,200	9,427,396
Freeport-McMoRan, Inc.	1,103,300	35,890,349
Lundin Mining Corp.	1,035,000	7,444,221
MMC Norilsk Nickel PJSC sponsored ADR	99,900	2,967,519
Newmont Corp.	504,456	27,391,961
Nucor Corp.	191,800	18,890,382
Reliance Steel & Aluminum Co.	76,100	10,838,162
Royal Gold, Inc.	39,500	3,771,855
Steel Dynamics, Inc.	145,400	8,502,992
		149,311,185
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	124,800	7,658,976
West Fraser Timber Co. Ltd.	48,500	4,084,936
		11,743,912
TOTAL MATERIALS		732,380,984
REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 3.0%
Alexandria Real Estate Equities, Inc.	128,100	24,476,067
American Tower Corp.	448,504	119,037,447
Americold Realty Trust	553,014	16,065,057
CubeSmart	1,329,315	64,405,312
Digital Realty Trust, Inc.	537,772	77,681,165
Douglas Emmett, Inc.	360,800	11,404,888
Equity Lifestyle Properties, Inc.	377,600	29,490,560
Essex Property Trust, Inc.	137,359	43,919,167
Four Corners Property Trust, Inc.	1,066,803	28,654,329
Healthcare Realty Trust, Inc.	507,622	15,116,983
Healthcare Trust of America, Inc.	258,200	7,658,212
Host Hotels & Resorts, Inc. (a)	232,600	3,798,358
Invitation Homes, Inc.	623,751	23,908,376
Lamar Advertising Co. Class A	237,500	26,944,375
Mid-America Apartment Communities, Inc.	206,900	38,638,575
Phillips Edison & Co., Inc.	142,100	4,363,891
Prologis (REIT), Inc.	749,791	94,046,285
RLJ Lodging Trust	2,248,785	33,416,945
SBA Communications Corp. Class A	109,300	36,131,301
SITE Centers Corp.	1,079,100	16,661,304
Spirit Realty Capital, Inc.	225,500	10,382,020
Terreno Realty Corp.	120,200	7,600,246
Ventas, Inc.	816,000	45,051,360
VICI Properties, Inc.	1,001,900	28,463,979
Washington REIT (SBI)	528,300	13,075,425
		820,391,627
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	522,300	50,851,128
Jones Lang LaSalle, Inc. (a)	29,100	7,219,419
		58,070,547
TOTAL REAL ESTATE		878,462,174
UTILITIES - 2.3%
Electric Utilities - 1.5%
American Electric Power Co., Inc.	357,318	29,007,075
Duke Energy Corp.	317,626	30,997,121
Edison International	538,025	29,844,247
Entergy Corp.	136,000	13,506,160
Evergy, Inc.	409,275	25,456,905
Exelon Corp.	1,302,879	62,981,171
FirstEnergy Corp.	874,379	31,145,380
NextEra Energy, Inc.	1,117,156	87,719,089
NRG Energy, Inc.	295,354	12,059,304
OGE Energy Corp.	259,500	8,553,120
PG&E Corp. (a)	2,916,067	27,994,243
Pinnacle West Capital Corp.	78,900	5,709,204
Southern Co.	977,855	60,597,674
		425,570,693
Independent Power and Renewable Electricity Producers - 0.2%
Clearway Energy, Inc. Class A	56,688	1,598,602
NextEra Energy Partners LP	131,675	9,923,028
Sunnova Energy International, Inc. (a)(b)	131,643	4,336,320
The AES Corp.	1,327,596	30,309,017
Vistra Corp.	548,378	9,377,264
		55,544,231
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	1,038,098	25,537,211
Dominion Energy, Inc.	553,313	40,402,915
NiSource, Inc.	824,952	19,988,587
Public Service Enterprise Group, Inc.	542,800	33,056,520
Sempra Energy	341,088	43,147,632
		162,132,865
TOTAL UTILITIES		643,247,789
TOTAL COMMON STOCKS (Cost $16,617,579,818)		26,718,829,443

Preferred Stocks - 0.2%
	Shares	Value ($)
Convertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Internet & Direct Marketing Retail - 0.1%
Reddit, Inc. Series F (d)(e)	236,672	14,625,004

HEALTH CARE - 0.1%
Biotechnology - 0.1%
Caris Life Sciences, Inc. Series D (a)(d)(e)	1,077,331	8,726,381
Element Biosciences, Inc. Series C (d)(e)	195,016	4,008,944
ElevateBio LLC Series C (d)(e)	626,000	2,626,070
Inscripta, Inc. Series E (a)(d)(e)	423,474	3,739,275
		19,100,670
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co. Ltd. Series C (d)(e)	416,172	5,755,659

Health Care Technology - 0.0%
Aledade, Inc. Series B1 (d)(e)	67,586	2,587,915
Wugen, Inc. Series B (d)(e)	155,150	1,203,173
		3,791,088
Pharmaceuticals - 0.0%
Aristea Therapeutics, Inc. Series B (a)(d)(e)	391,809	3,585,052

TOTAL HEALTH CARE		32,232,469

TOTAL CONVERTIBLE PREFERRED STOCKS		46,857,473
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Thriveworks TopCo LLC Series B (d)(e)(f)	103,485	2,970,352

TOTAL PREFERRED STOCKS (Cost $48,558,325)		49,827,825

Convertible Bonds - 0.0%
	Principal Amount (g)	Value ($)
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
The Real Good Food Co. LLC 1% (d)(e)(h) (Cost $1,499,100)	1,499,100	1,499,100

U.S. Treasury Obligations - 0.1%
	Principal Amount (g)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.05% 11/4/21 to 12/2/21 (i) (Cost $33,748,136)	33,750,000	33,747,750

Preferred Securities - 0.0%
	Principal Amount (g)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. 0% (d)(h) (Cost $6,298,800)	6,298,800	7,179,918

Money Market Funds - 2.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (j)	566,939,376	567,052,764
Fidelity Securities Lending Cash Central Fund 0.06% (j)(k)	98,041,013	98,050,818
TOTAL MONEY MARKET FUNDS (Cost $665,103,582)		665,103,582

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $17,372,787,761)	27,476,187,618
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(91,095,808)
NET ASSETS - 100.0%	27,385,091,810

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	988	Dec 2021	212,308,850	(9,161,868)	(9,161,868)

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $54,359,641 or 0.2% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $116,216,493 or 0.4% of net assets.

(e)	Level 3 security
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security is perpetual in nature with no stated maturity date.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,970,215.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series B1	5/07/21	2,587,915
Ant International Co. Ltd. Class C	5/16/18	21,348,159
Aristea Therapeutics, Inc. Series B	10/06/20	2,160,317
Cano Health, Inc.	11/11/20	18,000,000
Caris Life Sciences, Inc. Series D	5/11/21	8,726,381
Circle Internet Financial Ltd. 0%	5/11/21	6,298,800
Cyxtera Technologies, Inc.	2/21/21	3,199,030
dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	5,910,953
Element Biosciences, Inc. Series C	6/21/21	4,008,885
ElevateBio LLC Series C	3/09/21	2,626,070
Inscripta, Inc. Series E	3/30/21	3,739,275
Reddit, Inc. Series F	8/11/21	14,625,004
Seer, Inc. Class A	12/08/20	2,879,355
The Beauty Health Co.	12/08/20	6,000,000
The Real Good Food Co. LLC 1%	5/07/21	1,499,100
Thriveworks TopCo LLC Series B	7/23/21	2,970,352
Wugen, Inc. Series B	7/09/21	1,203,173

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	554,315,775	2,116,958,413	2,104,221,424	87,963	-	-	567,052,764	0.8%
Fidelity Securities Lending Cash Central Fund 0.06%	52,585,595	291,316,441	245,851,218	112,610	-	-	98,050,818	0.3%
Total	606,901,370	2,408,274,854	2,350,072,642	200,573	-	-	665,103,582

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible Bonds, U.S. Treasury Obligations and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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